Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VS. PERFORMANCE
Pay vs. Performance Tabular Disclosure

Pay vs. Performance Disclosure (1)
Year	Summary Compensation Table Total for First PEO ($) (2)	Summary Compensation Table Total for Second PEO ($) (3)	Compensation Actually Paid to First PEO ($) (2) (4)	Compensation Actually Paid to Second PEO ($) (3) (4)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (5)	Average Compensation Actually Paid for Non-PEO NEOs ($) (5) (6)	Value of Fixed $100 Investment Based on:		Net Income ($) (9)	Adj EBITDA ($) (9)(10)
							Utz Brands, Inc. Total Shareholder Return ($) (7)	S&P 1500 Composite Packaged Foods & Meats Index Total Shareholder Return ($) (8)

2022	5,870,043	4,252,567	5,856,068	4,134,920	3,157,332	3,215,423	159	101	(14,041,000)	170,500,000

2021	1,012,309	—	(1,572,541)	—	605,171	(377,493)	158	112	7,998,000	156,200,000

2020	6,695,741	—	7,728,482	—	2,444,023	2,834,026	216	118	Predecessor - 3,420,000 Successor - (107,901,000)	Predecessor - 86,300,000 Successor - 47,600,000
Notes

(1)
Equity compensation fair
value
calculated based on the assumptions determined in accordance with FASB ASC Topic 718. For fiscal year 2020, such amounts also include the stock-based compensation modification expense associated with the conversion of the Phantom Units under the 2018 LTIP into 2020 LTIP RSUs. For a discussion of the assumptions made in such valuation of the equity awards reported in this table, see Note 1 “Operations and Summary of Significant Accounting Policies” to our audited financial statements for the fiscal year ended January 1, 202
3
, included in our Annual Report on Form
10-K.

(2)
The Company’s principal executive officer (“First PEO”) for fiscal year 2020 until December of fiscal year 2022 was Dylan Lissette, at which point he transitioned to Executive Chairman upon commencement of Howard Friedman’s employment as Chief Executive Officer.

(3)	The Company’s principal executive officer (“Second PEO”) as of December of fiscal year 2022 was Howard Friedman.

(4)	PEO “CAP” Calculation Detail
		First PEO - Dylan Lissette			Second PEO - Howard Friedman
	Compensation Element	Fiscal Year 2020 ($)	Fiscal Year 2021 ($)	Fiscal Year 2022 ($)	Fiscal Year 2022 ($)

	Reported Total Compensation in Summary Compensation Table (“SCT)	6,695,741	1,012,309	5,870,043	4,252,567

	Aggregate SCT Reported Equity Compensation (-)	(2,999,856)	0	(3,298,145)	(4,229,682)

	Year-End Fair Value of Awards Granted During the Fiscal Year & Outstanding (+)	3,149,458	0	3,313,719	4,112,036

	Year-Over-Year Change in Fair Value of Awards Granted During Prior Fiscal Year & Outstanding (+/-)	883,139	(1,641,497)	(52,845)	0

	Vesting Date Fair Value of Awards Granted & Vested During the Covered Fiscal Year (+)	0	0	0	0

	Year-Over-Year Change in Fair Value of Awards Granted During Prior Fiscal Year & Vesting During Covered Fiscal Year (+/-)	0	(943,353)	11,285	0

	Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	0	0	12,011	0

	“Compensation Actually Paid” Determination	7,728,482	(1,572,541)	5,856,068	4,134,920

(5)	The Company’s other, non-PEO, named executive officers (“NEOs”) for each fiscal year set forth in the table above were:

Fiscal Year	Non-PEO NEOs

2020	Cary Devore and Mark Schreiber

2021	Cary Devore, Ajay Kataria, Mark Schreiber, Shane Chambers, and Tucker Lawrence

2022	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

(6)	Average Non-PEO NEOs “CAP” Calculation Detail
		FISCAL YEAR
	Compensation Element	2020 ($)	2021 ($)	2022 ($)

	SCT Reported Total Compensation	2,444,023	605,171	3,157,332

	Aggregate SCT Reported Equity Compensation (-)	(1,361,103)	0	(1,894,898)

	Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	880,305	0	1,626,584

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	870,801	(258,883)	(7,742)

	Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	0	0	330,622

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	0	(723,781)	1,590

	Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	0	0	1,935

	“Compensation Actually Paid” Determination	2,834,026	(377,493)	3,215,423

(7)
Total shareholder return calculated based on an assumed $100 investment as of December 29, 2019, the last day of the Predecessor fiscal period prior to fiscal year 2020, and the reinvestment of any issued dividends, including period prior to the Business Combination.

(8)
Peer total shareholder return calculated for the S&P 1500 Composite Packaged Foods & Meet Index based on an assumed $100 investment as of December 29, 2019 and the reinvestment of any issued dividends.

(9)
Fiscal Year 2020 financial performance reflects financial performance for the Company during the Successor period following the Business Combination, as well as during the Predecessor period prior to the Business Combination.

(10)	See Annex A for reconciliation of Adjusted EBITDA performance in accordance with GAAP to non-GAAP financial results.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)
The Company’s principal executive officer (“First PEO”) for fiscal year 2020 until December of fiscal year 2022 was Dylan Lissette, at which point he transitioned to Executive Chairman upon commencement of Howard Friedman’s employment as Chief Executive Officer.

(3)	The Company’s principal executive officer (“Second PEO”) as of December of fiscal year 2022 was Howard Friedman.

(5)	The Company’s other, non-PEO, named executive officers (“NEOs”) for each fiscal year set forth in the table above were:

Fiscal Year	Non-PEO NEOs

2020	Cary Devore and Mark Schreiber

2021	Cary Devore, Ajay Kataria, Mark Schreiber, Shane Chambers, and Tucker Lawrence

2022	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

Peer Group Issuers, Footnote [Text Block]	Peer total shareholder return calculated for the S&P 1500 Composite Packaged Foods & Meet Index based on an assumed $100 investment as of December 29, 2019 and the reinvestment of any issued dividends.
Adjustment To PEO Compensation, Footnote [Text Block]

(4)	PEO “CAP” Calculation Detail
		First PEO - Dylan Lissette			Second PEO - Howard Friedman
	Compensation Element	Fiscal Year 2020 ($)	Fiscal Year 2021 ($)	Fiscal Year 2022 ($)	Fiscal Year 2022 ($)

	Reported Total Compensation in Summary Compensation Table (“SCT)	6,695,741	1,012,309	5,870,043	4,252,567

	Aggregate SCT Reported Equity Compensation (-)	(2,999,856)	0	(3,298,145)	(4,229,682)

	Year-End Fair Value of Awards Granted During the Fiscal Year & Outstanding (+)	3,149,458	0	3,313,719	4,112,036

	Year-Over-Year Change in Fair Value of Awards Granted During Prior Fiscal Year & Outstanding (+/-)	883,139	(1,641,497)	(52,845)	0

	Vesting Date Fair Value of Awards Granted & Vested During the Covered Fiscal Year (+)	0	0	0	0

	Year-Over-Year Change in Fair Value of Awards Granted During Prior Fiscal Year & Vesting During Covered Fiscal Year (+/-)	0	(943,353)	11,285	0

	Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	0	0	12,011	0

	“Compensation Actually Paid” Determination	7,728,482	(1,572,541)	5,856,068	4,134,920

Non-PEO NEO Average Total Compensation Amount	$ 3,157,332	$ 605,171	$ 2,444,023
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,215,423	(377,493)	2,834,026
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(6)	Average Non-PEO NEOs “CAP” Calculation Detail
		FISCAL YEAR
	Compensation Element	2020 ($)	2021 ($)	2022 ($)

	SCT Reported Total Compensation	2,444,023	605,171	3,157,332

	Aggregate SCT Reported Equity Compensation (-)	(1,361,103)	0	(1,894,898)

	Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	880,305	0	1,626,584

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	870,801	(258,883)	(7,742)

	Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	0	0	330,622

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	0	(723,781)	1,590

	Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	0	0	1,935

	“Compensation Actually Paid” Determination	2,834,026	(377,493)	3,215,423

Tabular List [Table Text Block]
Provided below are the most important measures used to link compensation actually paid with the Company’s performance during the most recently completed fiscal year:

Adjusted EBITDA

Net Sales

OGSM Rating

Total Shareholder Return Amount	$ 159	158	216
Peer Group Total Shareholder Return Amount	101	112	$ 118
Net Income (Loss)	$ (14,041,000)	$ 7,998,000
Company Selected Measure Amount	170,500,000	156,200,000
PEO Name	Howard Friedman		Dylan Lissette
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	See Annex A for reconciliation of Adjusted EBITDA performance in accordance with GAAP to non-GAAP financial results.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	OGSM Rating
Dylan Lissette [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,870,043	$ 1,012,309	$ 6,695,741
PEO Actually Paid Compensation Amount	5,856,068	(1,572,541)	7,728,482
Net Income (Loss)			$ 3,420,000
Company Selected Measure Amount			86,300,000
Howard Friedman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,252,567	0	$ 0
PEO Actually Paid Compensation Amount	4,134,920	0	0
Net Income (Loss)			$ (107,901,000)
Company Selected Measure Amount			47,600,000
PEO [Member] | Dylan Lissette [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,298,145)	0	$ (2,999,856)
PEO [Member] | Dylan Lissette [Member] | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,313,719	0	3,149,458
PEO [Member] | Dylan Lissette [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(52,845)	(1,641,497)	883,139
PEO [Member] | Dylan Lissette [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dylan Lissette [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,285	(943,353)	0
PEO [Member] | Dylan Lissette [Member] | Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,011	0	0
PEO [Member] | Howard Friedman [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,229,682)
PEO [Member] | Howard Friedman [Member] | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,112,036
PEO [Member] | Howard Friedman [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Howard Friedman [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Howard Friedman [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Howard Friedman [Member] | Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,894,898)	0	(1,361,103)
Non-PEO NEO [Member] | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,626,584	0	880,305
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,742)	(258,883)	870,801
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	330,622	0	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,590	(723,781)	0
Non-PEO NEO [Member] | Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,935	$ 0	$ 0